ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Gross carrying value	$ 1,957,253	$ 0
Amortization of intangible assets	1,362,282	0	0
Net carrying value	594,971	0
Customer Relationships [Member]
Gross carrying value	529,162	0
Amortization of intangible assets	(105,832)	0
Net carrying value	423,330	0
Order Or Production Backlog [Member]
Gross carrying value	1,428,091	0
Amortization of intangible assets	(1,256,450)	0
Net carrying value	$ 171,641	$ 0